Average Annual Total Returns - Class A C S I N R T Shares - Janus Henderson Research Fund	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N Return Before Taxes 1 Year	Class N Return Before Taxes 5 Years	Class N Return Before Taxes 10 Years	Class N Return Before Taxes Since Inception	Class N Return Before Taxes Inception Date	Class N Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class N S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class R Return Before Taxes 1 Year	Class R Return Before Taxes 5 Years	Class R Return Before Taxes 10 Years	Class R Return Before Taxes Since Inception	Class R Return Before Taxes Inception Date	Class R Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class R Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class R S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class R S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class R S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class R S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Return After Taxes on Distributions 1 Year	Class T Return After Taxes on Distributions 5 Years	Class T Return After Taxes on Distributions 10 Years	Class T Return After Taxes on Distributions Since Inception	Class T Return After Taxes on Distributions Inception Date	Class T Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class T Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class T Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class T Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class T Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T S&P 500® Index (reflects no deduction for expenses, fees, or taxes) Since Inception
Total	24.90%	[1]	15.87%	[1]	14.20%	[1]	11.73%	[1]	May 03, 1993	[1]	38.49%	21.00%	17.21%	10.79%	18.40%	15.22%	13.88%	10.20%	30.60%	[2]	16.46%	[2]	14.06%	[2]	11.20%	[2]	May 03, 1993	[2]	38.49%	21.00%	17.21%	10.79%	18.40%	15.22%	13.88%	10.20%	32.29%	17.08%	14.72%	11.82%	May 03, 1993	38.49%	21.00%	17.21%	10.79%	18.40%	15.22%	13.88%	10.20%	32.85%	17.57%	15.20%	12.25%	May 03, 1993	38.49%	21.00%	17.21%	10.79%	18.40%	15.22%	13.88%	10.20%	32.94%	17.66%	15.25%	12.26%	May 03, 1993	38.49%	21.00%	17.21%	10.79%	18.40%	15.22%	13.88%	10.20%	31.86%	16.89%	14.48%	11.69%	May 03, 1993	38.49%	21.00%	17.21%	10.79%	18.40%	15.22%	13.88%	10.20%	32.64%	17.39%	15.02%	12.17%	May 03, 1993	31.74%	15.39%	13.39%	10.73%	May 03, 1993	19.96%	13.49%	12.10%	10.13%	May 03, 1993	38.49%	21.00%	17.21%	10.79%	18.40%	15.22%	13.88%	10.20%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.